Investment Company Administration Corporation
                              479 West 22nd Street
                               New York, NY 10011
                                Tel: 212-633-9700


September 25, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549-1004

Re: MATRIX/LMH VALUE FUND, INC. (Formerly LMH Fund, Ltd.) (the "Registrant") Post-Effective Amendment No. 17 to Registration
     Statement on Form N-1A filed pursuant to Rule
     485(b) under the Securities Act of 1933

     File No. 2-84222; 811-3758 CIK No. 720498

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), MATRIX/LMH VALUE FUND, INC. (the "Registrant") hereby certifies that:

         (1) the forms of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A, constituting the most recent amendment to the Registrant's Registration Statement on Form N-1A; and

         (2) the text of Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on September 16, 1997.

Very truly yours,

Steven J. Paggioli
Assistant Secretary